Related party transactions - Key management personnel compensations (Details) - Key management - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties
Wages and salaries	¥ 29,115	¥ 21,661	¥ 23,389
Welfare and other benefits	1,385	2,108	2,253
Sharebased payments	3,627	1,166	360
Total	¥ 34,127	¥ 24,935	¥ 26,002